SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2017
Supplemental Income Statement Elements [Abstract]
SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA
NOTE 15:-	SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA

a.	Finance expense, net:

	Year ended December 31,
	2017	2016	2015

Finance expenses:

Interest in respect of short-term loans and bank fees	3,518	3,285	2,792
Interest in respect of loans to related parties	608	610	640
Changes in derivatives fair value	2,237	-	-
Foreign exchange transactions losses	2,752	970	2,972

	9,115	4,865	6,404
Finance income:

Changes in derivatives fair value	-	1,395	1,060
Interest in respect of cash and cash equivalent and short-term bank deposits	1,035	152	77
Foreign exchange transactions gains	2,497	-	2,182

	3,532	1,547	3,319

Finance expenses, net	$5,583	$3,318	$3,085

b.	Net earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

Numerator:
	Year ended December 31,
	2017	2016	2015
Net income attributable to controlling interest, as reported	$26,202	$74,596	$77,766
Adjustment to redemption value of non-controlling interest	(1,137)	(2,248)	-
Numerator for basic and diluted net income per share	$25,065	$72,348	$77,766

Denominator:

	Year ended December 31,
	2017	2016	2015

Denominator for basic income per share	34,334	34,706	35,253
Effect of dilutive stock based awards	52	58	211

Denominator for diluted income per share	34,386	34,764	35,464

Earnings Per Share:

	Year ended December 31,
	2017	2016	2015

Basic earnings per share	$0.73	$2.08	$2.21
Diluted earnings per share	$0.73	$2.08	$2.19